SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Net revenue	$ 0	$ 559,851	$ 737,776	$ 914,492	$ 1,890,517	$ 2,154,777
Product Sales [Member]
Net revenue		898,053	556,145	1,861,812	670,260
Service Revenue/Other [Member]
Net revenue		$ 16,439	$ 3,706	$ 28,705	$ 67,516